Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Of Above Below Market Acquired Time Charters [Abstract]
Estimated aggregate amortization expense of the above market acquired time charters
Years	Amount
June 30, 2014	$6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$11,180